INTERNATIONAL FUND I

Class	A	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Ticker Symbol(s)	PFAFX	PTRPX	PINIX	PPISX	PSPPX	PRPPX	PUPPX	PTPPX	PIIDX
Principal Funds, Inc. Summary Prospectus May 2, 2017
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017 and previously supplemented on March 17, 2017, March 24, 2017, March 27, 2017, April 7, 2017, and May 2, 2017, and the Statement of Additional Information dated March 1, 2017, as revised May 2, 2017 and previously supplemented on March 17, 2017, March 24, 2017, and May 2, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None	None	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.88%	0.13%	0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.04%	1.04%	1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Expense Reimbursement (2)	(0.58)%	—%	(0.01)%	N/A	N/A	N/A	N/A	N/A	(176.17)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.46%	1.04%	1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	1.06%
(1) Based on estimated amounts for the current fiscal year (Class R-6).
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.00% for Institutional Class and 1.05% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.88%	0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.04%	1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Expense Reimbursement (2)	(0.58)%	(0.01)%	N/A	N/A	N/A	N/A	N/A	176.30%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.46%	1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	0.93%
(1) Based on estimated amounts for the current fiscal year (Class R-6).
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 1.00% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$690	$1,102	$1,537	$2,745
Class P	106	331	574	1,271
Institutional Class	103	324	562	1,247
Class R-1	189	585	1,006	2,180
Class R-2	176	545	939	2,041
Class R-3	158	490	845	1,845
Class R-4	138	431	745	1,635
Class R-5	126	393	681	1,500
Class R-6	108	818	1,189	1,673
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$690	$1,102	$1,537	$2,745
Institutional Class	103	324	562	1,247
Class R-1	189	585	1,006	2,180
Class R-2	176	545	939	2,041
Class R-3	158	490	845	1,845
Class R-4	138	431	745	1,635
Class R-5	126	393	681	1,500
Class R-6	95	806	1,177	1,661
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.9% of the average value of its portfolio.

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Principal Investment Strategies
The Fund invests primarily in foreign equity securities. Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.

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Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and P shares (June 3, 2014) and Class R-6 shares (November 22, 2016), the performance shown in the bar chart for Class A and the table for Classes A, P, and R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, were first sold on December 29, 2003.
Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.51%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.90)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Class A Return Before Taxes	(10.29)%	5.24%	(0.46)%
Class A Return After Taxes on Distributions	(10.21)%	5.12%	(0.74)%
Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.56)%	4.31%	(0.07)%
Class P Return Before Taxes	(4.64)%	6.85%	0.47%
Institutional Class Return Before Taxes	(4.68)%	6.93%	0.51%
Class R-1 Return Before Taxes	(5.46)%	6.02%	(0.36)%
Class R-2 Return Before Taxes	(5.35)%	6.15%	(0.23)%
Class R-3 Return Before Taxes	(5.21)%	6.35%	(0.05)%
Class R-4 Return Before Taxes	(4.95)%	6.55%	0.14%
Class R-5 Return Before Taxes	(4.90)%	6.67%	0.26%
Class R-6 Return Before Taxes	(4.80)%	6.85%	0.47%
MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	4.50%	5.00%	0.96%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

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Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Origin Asset Management LLP

•	John Birkhold (since 2014), Partner

•	Chris Carter (since 2014), Partner

•	Nigel Dutson (since 2014), Partner

•	Tarlock Randhawa (since 2014), Partner

•	Grace Tolley (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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